RELATED PARTY TRANSACTIONS - Schedule of Transactions With Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Purchases of services and materials	¥ 11,215	¥ 17,819		¥ 11,117
Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		1,608		5,728
Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	3,198	2,443		7,168
Country Garden Intelligent Services Group Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials	3,801	5,982		328
Guangdong Phoenix Holiday International Travel Service Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials	548	3,209		2,446
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials	358	2,063		2,069
Foshan Shunde Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials	2,026	1,543		1,532
Zengcheng Crystal Water Plant Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials	944	1,386		1,296
Guangdong Shunde Phoenix Optimal Commercial Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials	893	999
Guangzhou Country Garden Shuttle Bus Services Limited
Related Party Transaction [Line Items]
Purchases of services and materials	155	727		760
Huidong Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials		200		814
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials	327	47
Dongguan Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials	988
Guangdong Elite Architectural Co., Ltd | Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		817
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd | Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		791
Guangdong Giant Leap Construction Co., Ltd. | Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities				5,728
Huidong Country Garden Real Estate Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	2,024	1,595		3,445
Kaiping Country Garden Property Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	353			1,500
Changsha Ningxiang Country Garden Property Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	356	848		2,186
Guangzhou Biyouwei Catering Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	348
Others
Related Party Transaction [Line Items]
Purchases of services and materials	1,175	1,663		1,872
Others | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities	¥ 117			¥ 37
Fine Nation Group Limited
Related Party Transaction [Line Items]
Interest incurred		¥ 4,547
Fine Nation Group Limited | Promissory Note
Related Party Transaction [Line Items]
Principal amount | $			$ 100,000